Trade Receivables, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Open accounts	[1]	$ 6,906	$ 6,279
Credit cards		108	158
Less-allowance for doubtful accounts		(1,432)	(930)
Trade receivables, net		$ 5,582	$ 5,507

[1]	Trade receivables generally have 90 day credit terms. Certain customers payments are made through monthly credit card transactions.